Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accrued Expenses
Accrued Expenses

5.           Accrued Expenses

Accrued expenses consisted of the following:

	September 30,	December 31,
	2018	2017
Accrued employee compensation and benefits	$3,160	$1,570
Accrued research and development expenses	9,313	3,905
Accrued legal and professional fees	548	688
Other	332	49
	$13,353	$6,212

5.           Accrued Expenses

Accrued expenses consisted of the following:

	December 31,
	2016	2017
Accrued employee compensation and benefits	$986	$1,570
Accrued research and development expenses	979	3,905
Accrued legal and professional fees	122	688
Other	3	49
	$2,090	$6,212